Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets
Schedule of classification financial assets

		2018 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,264	69,602	—	72,866
Receivables from related parties	23	16,514	—	—	16,514
Trade receivables	10.2	70,755	—	—	70,755
Other receivables	10.2	7,784	—	—	7,784
Cash and cash equivalents		216,647	—	—	216,647
Total financial assets		314,964	69,602	—	384,566

Schedule of other financial assets

At December 31, 2018, other financial assets comprise the following:

	2018
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,264	—	3,264
Listed equity securities	—	2,523	2,523
Debt investments at fair value through profit or loss	67,079	—	67,079
Total	70,343	2,523	72,866

Debt investments at fair value through profit or loss comprise an investment in subordinated loan notes issued by a special purpose entity that has purchased accounts receivable from the Company pursuant to a securitization program (see ‘Securitization of trade receivables’ below). The planned maturity of this amount is July 31, 2020 when the program term ends.

At December 31, 2017, other financial assets comprise the following:

	2017
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	3,081	—	3,081
Other	86,234	2,469	88,703
Total	89,315	2,469	91,784

Schedule of main characteristics of senior subordinated and junior subordinated loans

The main characteristics of the senior subordinated and junior subordinated loans at December 31, 2018, are as follows:

	Amount	Interest
	US$'000	Rate	Currency
Senior Subordinated Loan	59,474	4%	U.S. Dollars
Junior Subordinated Loan	277	30%	U.S. Dollars

Schedule of trade and other receivables

	2018	2017
	US$'000	US$'000
Trade receivables	75,719	85,293
Less – allowance for doubtful debts	(4,964)	(17,346)
	70,755	67,947
Tax receivables(1)	60,851	27,118
Government grant receivables	16,606	7,904
Other receivables	7,784	8,494
Total	155,996	111,463

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

Schedule of changes in impairment losses

Allowance
US$'000
Balance at January 1, 2017	14,671
Impairment losses recognized	1,784
Amounts written off as uncollectible	(643)
Exchange differences	1,534
Balance at December 31, 2017	17,346
Impairment losses recognized	3,190
Amounts written off as uncollectible	(15,118)
Exchange differences	(454)
Balance at December 31, 2018	4,964